Schedule - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Accounts Receivable Allowances [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 16,627	$ 20,065	$ 23,419
Charged to costs and expenses	6,876	8,263	10,345
Charged to other accounts	(937)	(424)	156
Deductions	(2,765)	(11,277)	(13,855)
Ending Balance	19,801	16,627	20,065
Valuation Allowances on Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	56,868	65,550	69,455
Charged to costs and expenses	7,144	3,840	6,382
Charged to other accounts	7,449	584	3,720
Deductions	(5,296)	(13,106)	(14,007)
Ending Balance	$ 66,165	$ 56,868	$ 65,550